Impairments and Exploration Expenses	3 Months Ended
Mar. 31, 2012
Impairments and Exploration Expenses [Abstract]
Impairments and Exploration Expenses

Note 4. Impairments and Exploration Expenses

Impairment of cost of acquired unproved reserves

As a result of continued declines in forward natural gas prices since year-end 2011, we performed an impairment assessment of our capitalized cost of acquired unproved reserves. Accordingly, we recorded a $37 million impairment of capitalized costs of acquired unproved reserves in the Powder River Basin and a $15 million impairment of capitalized costs of acquired unproved reserves in the Piceance Basin. Our impairment analyses included an assessment of discounted future cash flows, which considered information obtained from drilling, other activities and natural gas reserve quantities (See Note 9).

Exploration expenses

	Three months ended March 31,
	2012	2011
	(Millions)
Geologic and geophysical costs	$7	$2
Dry hole costs	1	—
Unproved leasehold property impairment, amortization and expiration	11	10

Total exploration expense	$19	$12